Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5", and "6 to 9" (Watch List) Categories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	$ 10,700.0	$ 10,900.0
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
TOTAL LOANS AND LEASES	29,063.9	28,132.0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	6,918.7	5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6
TOTAL LOANS AND LEASES	12,354.3	11,613.4
Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240.0
TOTAL LOANS AND LEASES	16,709.6	16,518.6
1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	12,567.0	11,566.0
1 to 3 Category | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,681.8	2,821.5
Commercial Real Estate	1,247.1	1,232.8
Lease Financing, net	547.7	571.6
Non-U.S.	519.0	430.0
Other	241.4	209.5
TOTAL LOANS AND LEASES	6,237.0	5,265.4
1 to 3 Category | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	2,777.1	2,896.0
Private Client	3,390.6	3,326.5
Other	162.3	78.1
TOTAL LOANS AND LEASES	6,330.0	6,300.6
4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	15,556.0	15,463.6
4 to 5 Category | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,029.1	2,849.8
Commercial Real Estate	1,467.2	1,594.3
Lease Financing, net	422.3	473.0
Non-U.S.	527.3	596.5
Other	176.2	137.1
TOTAL LOANS AND LEASES	5,622.1	5,650.7
4 to 5 Category | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	7,501.0	7,586.9
Private Client	2,245.9	2,064.1
Other	187.0	161.9
TOTAL LOANS AND LEASES	9,933.9	9,812.9
6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
TOTAL LOANS AND LEASES	940.9	1,102.4
6 to 9 Category (Watch List) | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	207.8	243.2
Commercial Real Estate	267.4	415.3
Lease Financing, net	8.8	19.1
Non-U.S.	11.2	19.7
TOTAL LOANS AND LEASES	495.2	697.3
6 to 9 Category (Watch List) | Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	430.8	372.0
Private Client	14.9	33.1
TOTAL LOANS AND LEASES	$ 445.7	$ 405.1